Income Tax Expenses - Summary of Reconciliation from Income Tax Calculated Based on the Applicable Tax Rates and Profit before Income Tax Expenses (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax expenses		¥ 13,013,271	¥ 23,400,178	¥ 17,909,505
Income tax calculated at the PRC statutory tax rate of 25%.		3,253,318	5,850,045	4,477,376
Tax effect of:
Reversal of deferred tax assets recognized in prior years		62,925	381,456	3,643
Differential income tax rates applicable to subsidiaries (Note a, b, c, d and e)	[1],[2],[3],[4]	534,154	263,707	756,392
Expenses and losses not deductible for tax purposes	[5]	265,674	245,097	262,843
Deductible temporary differences and tax losses for which no deferred tax asset was recognized	[6]	233,457	210,748	280,251
Income not subject to tax		(5,971)	(19,640)	(99,378)
Utilization of previously unrecognized deferred tax assets		(100,351)	(24,649)	(14,711)
Research and development tax credit		(40,121)	(39,038)	(38,680)
Effect of tax rate changes on deferred income taxes		(9,565)	(42,929)	0
Others	[7]	44,712	(133,679)	5,529
Income tax expense		¥ 4,238,232	¥ 6,691,118	¥ 5,633,265

[1]	Cayman Islands and BVI Income Tax The Company is incorporated under the laws of the Cayman Islands as an exempted company with limited liability under the Companies Law of the Cayman Islands and is not subject to Cayman Islands income tax. The Group entities established under the BVI Business Companies Acts are exempted from BVI income taxes.
[2]	Hong Kong Income Tax Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries incorporated in Hong Kong are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax. Commencing from the year of assessment of 2018, the first HKD2 million of profits earned by the Company’s subsidiaries incorporated in Hong Kong will be taxed at half of the current tax rate (i.e. 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate.
[3]	Indonesia Income Tax The Indonesia income tax rate is 22%. No Indonesia profits tax was provided for as there was no estimated assessable profit that was subject to Indonesia profits tax for the years ended December 31, 2020, 2021 and 2022.
[4]	Singapore Income Tax The Singapore income tax rate is 17%. No Singapore profits tax was provided for as there was no estimated assessable profit that was subject to Singapore profits tax for the years ended December 31, 2020, 2021 and 2022.
[5]	Expenses and losses not deductible for tax purposes mainly related to business entertainment expenses and advertising expenses exceeding certain threshold, as well as share-based compensation expenses, which are not tax deductible according to the relevant tax regualtions. The decrease of these amounts in 2022 was mainly due to decrease in business activities as a result of covid-19
and soft economic environment.
[6]	Due to the change in business strategy, deferred tax assets in relation to certain subsidiaries of the Group have not been recognized as it is not probable that future taxable profits of these subsidiaries will be available in order to utilize the tax benefits from the deductible temporary differences.
[7]
For the years ended December 31, 2020, 2021 and 2022, others mainly included PRC withholding income tax and the adjustments for current tax of prior periods during annual tax filing. In 2021, an application of a pre-tax deduction on a prior expense was confirmed by Tax Bureau during the annual tax filing, which caused an adjustment for current tax of prior periods.